UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

Morgan Stanley Global Long/Short Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds
Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd.	1/1/2008	$8,350,000	$8,945,410	3.78%
Dialectic Offshore, Ltd.	3/1/2010	4,400,000	4,483,303	1.90
HealthCor Offshore, Ltd.	9/1/2010	7,000,000	7,126,000	3.01
Prism Partners IV Leveraged Offshore Fund	3/1/2008	8,025,000	9,040,703	3.82

Total Equity Long/Short - High Hedge		27,775,000	29,595,416	12.51

Equity Long/Short - Opportunistic
Adelphi Europe Fund (The)	1/1/2008	9,413,863	9,499,719	4.02
AlphaGen Octanis Fund Limited (The)	7/1/2010	8,750,000	8,906,263	3.76
Amiya Global Emerging Opportunities Fund Limited	1/1/2008	7,750,000	9,664,159	4.08
Artha Emerging Markets Fund, Ltd.	3/1/2010	9,250,000	9,451,454	4.00
Asian Century Quest Offshore Fund Ltd.	6/1/2009	6,250,000	6,920,612	2.93
Broadway Gate Offshore Fund, Ltd.	5/1/2009	7,050,000	7,284,276	3.08
Conatus Capital Overseas Ltd.	8/1/2009	13,200,000	14,859,821	6.28
East Side Capital Offshore, Ltd.	1/1/2008	9,000,000	9,215,341	3.90
Eminence Fund, Ltd.	1/1/2009	500,000	465,224	0.20
Highbridge Long/Short Equity Fund, Ltd.	1/1/2008	8,932,133	9,155,339	3.87
Horizon Portfolio I Limited	1/1/2008	7,891,893	8,621,858	3.64
Karsch Capital II, Ltd.	5/1/2010	8,761,206	8,775,049	3.71
Lansdowne Global Financials Fund Limited	1/1/2008	7,203,794	8,566,924	3.62
Lansdowne UK Equity Fund Limited	11/1/2008	7,927,486	9,442,665	3.99
Pelham Long/Short Fund Ltd	11/1/2009	12,300,000	13,055,641	5.52
S.A.C. Capital International, Ltd.	9/1/2010	10,500,000	10,795,349	4.56
Samlyn Offshore, Ltd.	7/1/2009	11,500,000	11,670,163	4.93
Seligman Tech Spectrum Fund	1/1/2008	8,978,139	10,053,863	4.25
SR Global Fund Inc - Emerging Markets Portfolio	12/1/2009	9,400,000	9,582,583	4.05
Sursum Offshore Fund, Ltd.	4/1/2010	13,250,000	13,122,235	5.55
Trivest China Focus Fund	9/1/2010	5,000,000	5,157,989	2.18

Total Equity Long/Short - Opportunistic		182,808,514	194,266,527	82.12

Total Investments in Investment Funds		210,583,514	223,861,943	94.63

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserve Fund - Institutional Class 0.27%	$2,721,047	$2,721,047	1.15%

Total Short-Term Investments	2,721,047	2,721,047	1.15

Total Investments in Investment Funds and Short-Term Investments	$213,304,561	226,582,990	95.78

Other Assets, less Liabilities		9,972,945	4.22

Total Net Assets		$236,555,935	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	82.12%
Equity Long/Short - High Hedge	12.51
Short-Term Investments	1.15

Total Investments in Investment Funds and Short-Term Investments	95.78%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Global Long/Short Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund with the Fund’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2010 to September 30, 2010, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	$22,469,416	$7,126,000	$29,595,416
Equity Long/Short - Opportunistic	—	163,481,684	30,784,843	194,266,527

Total Investment Funds	$—	$185,951,100	$37,910,843	$223,861,943

Short-Term Investments	$—	$2,721,047	$—	$2,721,047

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2009	$23,045,831
Net realized gain (loss)	279,924
Net change in unrealized appreciation/depreciation	522,736
Purchases	36,850,000
Distributions/sales	(9,379,925)
Transfers into Level 3*	—
Transfers out of Level 3*	(13,407,723)

Balance as of September 30, 2010	$37,910,843

Net change in unrealized appreciation/depreciation from Level 3 investments still held as of September 30, 2010	$1,060,844

* Transfers are due to changes in the Fund's ability to redeem investments, based on changes to the available redemption date for each applicable investment.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that added new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurements and inputs and valuation techniques used to measure fair value. Effective January 1, 2010, the Fund adopted such amended guidance.

Item 2.	Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Global Long/Short Fund A

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 19, 2010